Issued Capital - Summary of Issued Capital (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Ordinary shares - fully paid, shares	257,029,426	257,029,426	205,142,734
Ordinary shares - fully paid	$ 164,087	$ 164,087	$ 155,580